Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,167,000
Previously Paid Amount	0.00
Total Fee Amount	3,146.53
Total Offset Amount	0.00
Net Fee	3,146.53
Narrative - Max Aggregate Offering Price	$ 36,167,000
Final Prospectus	true